Short-Term Investment - Schedule of Short-Term Investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Short-Term Investment [Abstract]
Beginning balance
Add: purchase additional wealth management financial products	4,051,068	1,122,520	$ 4,125,704
Less: proceeds received upon maturity of short-term investment	(4,051,068)	(1,122,520)	(4,127,088)
Ending balance of short-term investment